Bonds (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Summary of Bonds Issued
As of December 31, this item includes:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
GyM Ferrovías S.A. (a)	611,660	618,497	13,422	15,742	598,238	602,755
Norvial S.A. (b)	325,382	305,545	25,745	28,995	299,637	276,550

	937,042	924,042	39,167	44,737	897,875	879,305

GyM Ferrovias S.A. [member]
Statement [line items]
Bonds

	2017	2018	2019
Balance at January, 1	604,031	603,657	611,660
Amortization	(19,141)	(10,178)	(11,330)
Accrued interest	49,132	48,130	48,253
Interest paid	(30,365)	(29,949)	(30,086)

Balance at December, 31	603,657	611,660	618,497

Norvial S.A. [member]
Statement [line items]
Bonds

	2017	2018	2019
Balance at January, 1	363,684	343,910	325,382
Amortization	(20,010)	(18,736)	(20,005)
Accrued interest	2,987	24,170	23,482
Capitalized interest	26,011	3,361	2,725
Interest paid	(28,762)	(27,323)	(26,039)

Balance at December, 31	343,910	325,382	305,545